Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 13 -	RESEARCH AND DEVELOPMENT EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,
	2021	2020

Payroll and related benefits (including share-based compensation)	3,748	2,273
Raw materials subcontracted work and consulting	1,440	1,058
Others	689	478
	5,877	3,809